TRADE AND OTHER PAYABLES - Schedule of trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Payables [Abstract]
Accounts payable	$ 8,753	$ 7,599
Taxes and social security	2,099	1,505
Other payables	0	34
Accruals for employees	12,139	8,850
Accruals for rebates and discounts	10,490	11,111
Accrual for production	8,175	5,760
Other accruals	12,809	7,614
Balance of trade and other payables at end of period	$ 54,465	$ 42,473